RULE 497 DOCUMENT

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information relating to Registrant’s Bogle Investment Management Small Cap Growth Fund prospectus, Matson Money, Inc. Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund prospectus, Perimeter Capital Management Small Cap Growth Fund Investor and I Class prospectuses, Schneider Capital Management Small Cap Value Fund, Schneider Capital Management Value Fund prospectuses and Robeco Investment Funds Institutional and Investor Class prospectuses dated December 31, 2013, as revised January 2, 2014, that were filed with the with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 2, 2014 (Accession No. 0001104659-14-000110).

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. CAL	XBRL Taxonomy Extension Calculation Linkbase

101. SCH	XBRL Taxonomy Extension Schema Document

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase